Item 1. Schedule of Investments


 T. Rowe Price Science & Technology Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS and warrants
 HARDWARE  11.8%
 Enterprise Hardware  9.6%
 Dell *                                                5,000,000     178,000

 EMC *                                                 5,000,000     57,700

 Hewlett-Packard                                       2,500,000     46,875

 Lexmark International *                               450,000       37,804

 QLogic *                                              2,600,000     76,986

                                                                     397,365

 Supply Chain & Electronic Manufacturing  2.2%
 CDW                                                   700,000       40,621

 Flextronics *                                         3,000,000     39,750

 Sanmina-SCI *                                         1,500,000     10,574

                                                                     90,945

 Total Hardware                                                      488,310

 HEALTH CARE  1.7%
 Biotechnology  0.8%
 Cephalon *                                            300,000       14,370

 MedImmune *                                           750,000       17,775

                                                                     32,145

 Pharmaceuticals  0.9%
 Forest Laboratories *                                 850,000       38,233

                                                                     38,233

 Total Health Care                                                   70,378

 IT SERVICES  7.5%
 IT Services  3.6%
 Accenture, Class A *                                  1,900,000     51,395

 IBM                                                   1,150,000     98,601

                                                                     149,996

 Processors  3.9%
 Certegy                                               450,000       16,745

 First Data                                            1,000,000     43,500

 Fiserv *                                              1,700,000     59,262

 Paychex                                               1,000,000     30,150

 SunGard Data Systems *                                500,000       11,885

                                                                     161,542

 Total IT Services                                                   311,538

 MEDIA  9.8%
 Cable & Satellites  1.3%
 Comcast, Special Class A *                            800,000       22,336

 EchoStar Communications, Class A *                    1,000,000     31,120

                                                                     53,456

 Gaming  0.9%
 International Game Technology                         1,100,000     39,545

                                                                     39,545

 Internet  4.8%
 eBay *                                                550,000       50,567

 IAC/InterActiveCorp *                                 2,500,000     55,050

 Yahoo! *                                              2,700,000     91,557

                                                                     197,174

 Media & Entertainment  2.4%
 Time Warner *                                         2,500,000     40,350

 Viacom, Class B                                       1,800,000     60,408

                                                                     100,758

 Radio/ Outdoor Advertising  0.4%
 Clear Channel Communications                          500,000       15,585

                                                                     15,585

 Total Media                                                         406,518

 SEMICONDUCTORS  24.0%
 Analog Semiconductors  7.7%
 Analog Devices                                        3,400,000     131,852

 Intersil Holding, Class A                             2,500,000     39,825

 Linear Technology                                     800,000       28,992

 Maxim Integrated Products                             2,150,000     90,923

 STMicroelectronics ADS                                1,500,000     25,920

                                                                     317,512

 Digital Semiconductors  11.4%
 Agere Systems, Class A *                              7,000,000     7,350

 Altera *                                              1,600,000     31,312

 Intel                                                 8,000,000     160,480

 Marvell Technology Group *                            500,000       13,065

 Microchip Technology                                  2,000,000     53,680

 Samsung Electronics (KRW)                             150,000       59,661

 Taiwan Semiconductor Manufacturing, Warrants, 8/16/05 20,000,000    25,491
*
 Texas Instruments                                     2,100,000     44,688

 Xilinx                                                2,750,000     74,250

                                                                     469,977

 Semiconductor Capital Equipment  4.9%
 Applied Materials *                                   4,500,000     74,205

 ASML Holding ADS *                                    1,000,000     12,870

 KLA-Tencor *                                          1,200,000     49,776

 Novellus Systems *                                    2,500,000     66,475

                                                                     203,326

 Total Semiconductors                                                990,815

 SOFTWARE  30.5%
 Applications Software  5.7%
 Adobe Systems                                         600,000       29,682

 Cognos *                                              700,000       24,864

 Informatica *                                         2,200,000     12,870

 SAP (EUR)                                             350,000       54,370

 SAP ADR                                               1,750,000     68,163

 Siebel Systems *                                      6,250,000     47,125

                                                                     237,074

 Consumer Software  1.5%
 Electronic Arts *                                     200,000       9,198

 Intuit *                                              1,150,000     52,210

                                                                     61,408

 Infrastructure Software  11.5%
 Citrix Systems *                                      2,800,000     49,056

 Microsoft                                             8,000,000     221,200

 Oracle *                                              11,000,000    124,080

 Red Hat *                                             6,500,000     79,560

                                                                     473,896

 Systems Software  9.3%
 McAfee *                                              1,700,000     34,170

 Mercury Interactive *                                 3,350,000     116,848

 Symantec *                                            700,000       38,416

 VeriSign *                                            2,750,000     54,670

 VERITAS Software *                                    7,750,000     137,950

                                                                     382,054

 Technical Software  2.5%
 Cadence Design Systems *                              5,700,000     74,328

 Synopsys *                                            1,800,000     28,494

                                                                     102,822

 Total Software                                                      1,257,254

 TELECOM EQUIPMENT  10.2%
 Wireless Equipment  2.0%
 Nokia ADR                                             2,250,000     30,870

 QUALCOMM                                              1,300,000     50,752

                                                                     81,622

 Wireline Equipment  8.2%
 Cisco Systems *                                       12,200,000    220,820

 Corning *                                             2,700,000     29,916

 JDS Uniphase *                                        5,000,000     16,850

 Juniper Networks *                                    2,000,000     47,200

 Nortel Networks *                                     7,250,000     24,650

                                                                     339,436

 Total Telecom Equipment                                             421,058

 TELECOM SERVICES  0.3%
 Wireless - Domestic  0.3%
 Crown Castle International *                          800,000       11,904

 Total Telecom Services                                              11,904

 Total Miscellaneous Common Stocks 8  3.0%                           122,710

 Total Common Stocks and Warrants (Cost  $4,723,429)                 4,080,485

 SHORT-TERM INVESTMENTS  1.2%
 Money Market Fund  1.2%
 T. Rowe Price Government Reserve Investment Fund
 1.62% #+                                              49,593,590    49,594

 Total Short-Term Investments (Cost  $49,594)                        49,594

 Total Investments in Securities
 100.0% of Net Assets (Cost $4,773,023)                $             4,130,079


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 8 The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
 +    Affiliated company - See Note 2
 ADR  American Depository Receipts
 ADS  American Depository Shares
 EUR  Euro
 KRW  South Korean won

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Science & Technology Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Affiliated Companies The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At September 30, 2004, the fund's investment in the T. Rowe Price Government Reserve Investment Fund was its only affiliated holding and represented 1.2% of the value of the fund's investments in securities.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $4,773,023,000. Net unrealized loss aggregated $642,943,000 at period-end, of which $266,156,000 related to appreciated investments and $909,099,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.





Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004